Significant Transactions	6 Months Ended
Jun. 30, 2024
Significant Transactions [Abstract]
SIGNIFICANT TRANSACTIONS

NOTE 3 - SIGNIFICANT TRANSACTIONS

A.	Completion of underwritten U.S. public offering

On February 12, 2024, the Company announced the pricing of an underwritten U.S. public offering under which 1,714,200 Ordinary Shares were issued at a public offering price of $7.00 per share, for aggregate gross proceeds of $12,000, prior to deducting underwriting discounts and other offering expenses. In addition, the Company granted to the underwriters (i) 98,565 warrants, which are exercisable into Ordinary Shares of the Company at an exercise price of $8.75 per Ordinary Share over a period of 5-years commencing August 10, 2024 and (ii) a 45-day option to purchase up to an additional 257,100 Ordinary Shares to cover over-allotments at the public offering price to cover over-allotments.

On February 13, 2024, the over-allotment option was fully exercised by the underwriter for additional gross proceeds of approximately $1,800, before deducting underwriting discounts.

Direct and incremental costs incurred related to the IPO amounted to $1,514.

Upon satisfaction of customary closing conditions, the offering closed on February 15, 2024.

B.	Partial cashless exercise of warrants

1.	During the six month period ended June 30, 2024, the Company issued 63,931 Ordinary Shares upon partial exercise of 93,502 warrants on a cashless basis granted to the underwriter in the IPO.

2.	On February 22, 2024, a written notice was received by the Company from IBI under which the exercise price of the warrant share granted in previous period to IBI to purchase 65,563 Ordinary Shares was determined at a fixed amount of $3.67 per Ordinary Share. Consequently, the warrant share was classified from derivative warrants liability to equity in total amount of $599. During the six month period ended June 30, 2024, the Company recorded revaluation expenses amounted to $577 as result of changes in the fair value of the derivative warrants liability (see Note 5 below).

In addition, during the six month period ended June 30, 2024, the Company issued 31,189 Ordinary Shares to IBI upon the partial exercise of such warrant on a cashless basis.